Income Taxes - Summary of Changes to Valuation and Qualifying (Details) - Income Tax Valuation Allowance [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Valuation Allowance [Line Items]
Income Tax Valuation Allowances, Beginning Balance	$ 41,849	$ 28,219
Income Tax Valuation Allowance, Charged to Costs and Expenses	10,662	(128)
Income Tax Valuation Allowance, Federal and State NOL	43,022	13,758
Income Tax Valuation Allowances, Ending Balance	$ 95,533	$ 41,849